Fair Value Of Assets And Liabilities (Narrative) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) number	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Fair Value Of Assets And Liabilities [Abstract]
Gain/(loss) on instrument specific credit risk		$ 1.5	$ 0.4	$ 2.8
Number of levels assets and liabilities are grouped in | number		3
Long-lived asset impairment	$ 3.7